Basis of Presentation, Liquidity And Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments to fair value of warrants (reflected in other income)	$ 88,000	$ 166,000	$ (254,000)	$ (166,000)	$ (296,000)
Cash paid for contingent acquisition liability			(84,000)
Fair Value, Inputs, Level 3 [Member] | Derivative warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning Balance			803,000
Adjustments to fair value liabilities			(254,000)
Fair value of warrants accounted for as a liability					1,099,000
Adjustments to fair value of warrants (reflected in other income)					(296,000)
Cash paid for contingent acquisition liability
Settlement of earn-out obligation reflected in accrued liabilities
Effect of currency translation
Ending Balance	549,000		549,000		803,000
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning Balance			468,000	1,346,000	1,346,000
Fair value of warrants accounted for as a liability
Adjustments to fair value of warrants (reflected in other income)
Cash paid for contingent acquisition liability			(84,000)
Settlement of earn-out obligation reflected in accrued liabilities			(279,000)
Effect of currency translation			(15,000)		(58,000)
Ending Balance	90,000		90,000		468,000
Fair Value, Inputs, Level 3 [Member] | Apex [Member] | Derivative warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments to fair value liabilities
Fair Value, Inputs, Level 3 [Member] | Apex [Member] | Contingent Consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments to fair value liabilities					(713,000)
Fair Value, Inputs, Level 3 [Member] | Illume Mobile [Member] | Derivative warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments to fair value liabilities
Fair Value, Inputs, Level 3 [Member] | Illume Mobile [Member] | Contingent Consideration [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments to fair value liabilities					$ (107,000)